ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net, consists of the following:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Accounts receivable	4,798	4,566	3,342
Less: allowance for expected credit losses	(23)	(78)	(57)
Accounts receivable, net	4,775	4,488	3,285

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for expected credit losses for the years ended December 31, 2023 and 2024 were as follows:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Balance at beginning of the year	34	23	17
Additions	-	55	40
Reversal	(11)	-	-
Balance at end of the year	23	78	57